SUBORDINATED LOAN TO PARENT CORPORATION (Details) - Quebecor Media Inc. $ in Millions	Apr. 12, 2017 CAD ($)
SUBORDINATED LOAN TO PARENT CORPORATION
Subordinated loan granted	$ 342.0
Interest on subordinated loan granted (as percent)	5.50%
Subordinated loan repayment term interval	6 months